Other Non-current Liabilities - Summary of Other Noncurrent Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Other non-current liabilities [abstract]
Accruals	£ 41	£ 42
Deferred income	21	24
Other payables	741	778
Other noncurrent liabilities	£ 803	£ 844